Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

(23) Segment Information

The Company has organized its principal operations into the following segments: Individual Annuities, Life, Questar, and Legacy products.

The Individual Annuities segment consists of fixed, fixed-indexed, and variable annuities that are provided through independent distribution channels made up of agents and registered representatives. Revenues for the Company’s fixed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. Revenues for the Company’s variable annuity products are primarily earned as management and expense fees charged on underlying account balances.

The Life segment issues fixed-indexed universal life insurance products, as well as maintains term and whole life in-force blocks that the Company no longer sells or distributes. In 2013, the Company identified this segment as an emerging focus. The primary sources for revenue for this segment are premiums, fees, and charges that the Company receives to assume insurance related risk, in addition to earning a spread on net investment income on invested assets.

The Questar segment consists of two wholly owned subsidiaries, Questar Capital Corporation (Questar Capital) and Questar Asset Management, Inc. (QAM). Questar Capital is registered as a broker-dealer under the Securities Exchange Act of 1934 and operates as a retail broker-dealer. QAM provides portfolio management for clients and revenue is driven by fees received based on assets under management. Questar Capital distributes a full range of securities products, including mutual funds and variable life insurance and annuity contracts. Questar Capital also processes general securities transactions through a clearing arrangement with Pershing, LLC.

The Legacy business consists of closed blocks of LTC and Special Markets products. The Special Markets products include individual and group annuity and life products, including universal life and term life insurance. Although Legacy products are part of the consolidated results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.

The Company does not maintain segregated investment portfolios for each segment. All interest and similar income, net and realized investment gains, net are allocated to the segments. Assets are only monitored at the total company level, and as such, asset disclosures by segment are not included herein.

Income and expense related to assets backing policyholder reserves are allocated to the segments based on policyholder reserve levels. The results of the Individual Annuity, Life, and Legacy segments also reflect allocation of income and expense related to assets backing surplus. Income and expense related to assets backing surplus are allocated to the segments based on required capital levels for each segment and are excluded from estimated gross profits used in reserve and DAC model projections.

Unconsolidated segment results are reconciled to consolidated statement of operations amounts in the tables below:

	Year ended December 31, 2013
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,050,072	104,715	—	133,586	—	1,288,373
Interest and similar income, net	3,464,951	71,125	(16)	56,057	—	3,592,117
Change in fair value of assets and liabilities	843,121	77,920	—	224	—	921,265
Realized investment gains, net	172,940	2,227	8	13,122	—	188,297
Fee, commission, and other revenue	239,692	583	93,485	6,207	(33,188)	306,779

Total revenue (loss)	5,770,776	256,570	93,477	209,196	(33,188)	6,296,831

Benefits and expenses:
Net benefits and expenses	3,378,366	180,923	—	144,730	—	3,704,019
General and administrative and commission	1,408,107	136,417	110,633	19,666	(33,188)	1,641,635
Change in deferred acquisition costs, net	264,068	(71,632)	—	14,263	—	206,699

Total benefits and expenses	5,050,541	245,708	110,633	178,659	(33,188)	5,552,353

Pretax (loss) income	$720,235	10,862	(17,156)	30,537	—	744,478

	Year ended December 31, 2012
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$821,192	93,795	—	134,170	—	1,049,157
Interest and similar income, net	3,514,953	67,509	(20)	49,964	—	3,632,406
Change in fair value of assets and liabilities	(169,234)	12,125	—	(170)	—	(157,279)
Realized investment gains, net	225,246	1,387	—	1,068	—	227,701
Fee, commission, and other revenue	189,120	295	72,917	7,594	(29,220)	240,706

Total revenue (loss)	4,581,277	175,111	72,897	192,626	(29,220)	4,992,691

Benefits and expenses:
Net benefits and expenses	2,656,502	92,872	—	140,829	—	2,890,203
General and administrative and commission	1,300,668	118,602	90,580	24,849	(29,220)	1,505,479
Change in deferred acquisition costs, net	729,277	(58,368)	—	13,441	—	684,350

Total benefits and expenses	4,686,447	153,106	90,580	179,119	(29,220)	5,080,032

Pretax (loss) income	$(105,170)	22,005	(17,683)	13,507	—	(87,341)

	Year ended December 31, 2011
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$705,258	84,421	—	136,516	—	926,195
Interest and similar income, net	3,418,279	58,941	(39)	42,835	—	3,520,016
Change in fair value of assets and liabilities	(198,571)	(6,490)	—	(506)	—	(205,567)
Realized investment gains, net	110,814	1,537	—	1,042	—	113,393
Fee, commission, and other revenue	149,516	55	69,951	8,215	(5,552)	222,185

Total revenue (loss)	4,185,296	138,464	69,912	188,102	(5,552)	4,576,222

Benefits and expenses:
Net benefits and expenses	3,535,771	74,599	—	114,422	—	3,724,792
General and administrative and commission	1,418,280	74,851	87,050	18,934	(5,552)	1,593,563
Change in deferred acquisition costs, net	(729,330)	(22,646)	—	16,825	—	(735,151)

Total benefits and expenses	4,224,721	126,804	87,050	150,181	(5,552)	4,583,204

Pretax (loss) income	$(39,425)	11,660	(17,138)	37,921	—	(6,982)